Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Related Party Transactions (Textual)
Dividend payable	$ 2,089	$ 2,089	$ 6,267	$ 6,267	$ 8,356	$ 8,356
Former President And Chief Operating Officer [Member]
Related Party Transactions (Textual)
Total expense					$ 311,683